OTHER LIABILITIES (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Finance lease liabilities	$ 0.1	$ 0.1
Derivatives	0.1	2.0
Other liabilities	2.9	0.0
Total other liabilities	3.1	2.1
Current other liabilities	0.1	2.1
Non-current other liabilities	$ 3.0	$ 0.0